UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2014

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2014




[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA SCIENCE & TECHNOLOGY FUND
OCTOBER 31, 2014

                                                                      (Form N-Q)

48457-1214                                   (C)2014, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA SCIENCE & TECHNOLOGY FUND
October 31, 2014 (unaudited)

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
              EQUITY SECURITIES (97.0%)

              COMMON STOCKS (96.0%)

              CONSUMER DISCRETIONARY (3.7%)
              -----------------------------
              AUTOMOBILE MANUFACTURERS (0.9%)
     23,550   Tesla Motors, Inc.*                                            $      5,692
                                                                             ------------
              INTERNET RETAIL (2.8%)
     33,410   Amazon.com, Inc.*                                                    10,205
      8,755   Netflix, Inc.*                                                        3,439
      4,408   Priceline Group, Inc.*                                                5,317
                                                                             ------------
                                                                                   18,961
                                                                             ------------
              Total Consumer Discretionary                                         24,653
                                                                             ------------
              CONSUMER STAPLES (0.9%)
              -----------------------
              DRUG RETAIL (0.9%)
     38,180   CVS Health Corp.                                                      3,276
     19,000   Diplomat Pharmacy, Inc.*                                                409
     30,300   Walgreen Co.                                                          1,946
                                                                             ------------
                                                                                    5,631
                                                                             ------------
              Total Consumer Staples                                                5,631
                                                                             ------------
              HEALTH CARE (26.9%)
              -------------------
              BIOTECHNOLOGY (7.0%)
     16,750   Acorda Therapeutics, Inc.*                                              583
     76,740   Alkermes plc*                                                         3,879
     21,900   Alnylam Pharmaceuticals, Inc.*                                        2,031
     67,363   Anacor Pharmaceuticals, Inc.*                                         1,981
    284,900   Arena Pharmaceuticals, Inc.*                                          1,242
    103,806   BioCryst Pharmaceuticals, Inc.*                                       1,217
      4,042   Biogen Idec, Inc.*                                                    1,298
     34,200   Cepheid*                                                              1,813
     12,613   Cubist Pharmaceuticals, Inc.*                                           912
     14,600   Foundation Medicine, Inc.*                                              378
     97,580   Gilead Sciences, Inc.*                                               10,929
     55,844   GlycoMimetics, Inc.*                                                    398
     35,061   Incyte Corp.*                                                         2,351
     22,121   Innate Pharma S.A.*                                                     204
     59,100   Ironwood Pharmaceuticals, Inc.*                                         829
      1,700   Kite Pharma, Inc.*                                                       63
     72,576   NPS Pharmaceuticals, Inc.*                                            1,989
      7,900   Otonomy, Inc.*                                                          208
     28,840   Portola Pharmaceuticals, Inc.*                                          822
     15,600   PTC Therapeutics, Inc.*                                                 637
     13,631   Regeneron Pharmaceuticals, Inc.*                                      5,367
     81,240   Regulus Therapeutics, Inc.*                                           1,621
    122,700   Rigel Pharmaceuticals, Inc.*                                            243
     19,326   Seattle Genetics, Inc.*                                                 709

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1  | USAA Science & Technology Fund

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
     26,640   T2 Biosystems, Inc.*                                           $        430
     48,368   TESARO, Inc.*                                                         1,346
     35,860   Trevena, Inc.*                                                          208
        800   Ultragenyx Pharmaceutical, Inc.*                                         38
     25,882   Vertex Pharmaceuticals, Inc.*                                         2,915
                                                                             ------------
                                                                                   46,641
                                                                             ------------
              HEALTH CARE DISTRIBUTORS (1.4%)
     42,140   Cardinal Health, Inc.                                                 3,307
     30,310   McKesson Corp.                                                        6,165
                                                                             ------------
                                                                                    9,472
                                                                             ------------
              HEALTH CARE EQUIPMENT (4.8%)
     64,200   Abbott Laboratories                                                   2,798
     43,870   AtriCure, Inc.*                                                         765
      6,890   Becton, Dickinson & Co.                                                 887
    243,800   Boston Scientific Corp.*                                              3,238
     58,300   Covidien plc                                                          5,389
     50,694   Globus Medical, Inc. "A"*                                             1,124
     13,740   Heartware International, Inc.*                                        1,060
    103,300   K2M Group Holdings, Inc.*                                             1,663
     81,045   Medtronic, Inc.                                                       5,524
     31,800   Ocular Therapeutix, Inc.*                                               485
     48,500   St. Jude Medical, Inc.                                                3,112
     29,600   Stryker Corp.                                                         2,591
     31,201   Tornier N.V.*                                                           872
     58,800   TriVascular Technologies, Inc.*                                         779
     16,700   Zimmer Holdings, Inc.                                                 1,858
                                                                             ------------
                                                                                   32,145
                                                                             ------------
              HEALTH CARE FACILITIES (1.5%)
     20,980   Acadia Healthcare Co., Inc.*                                          1,302
     44,802   Al Noor Hospitals Group plc                                             730
     60,000   HCA Holdings, Inc.*                                                   4,203
     95,427   NMC Health plc                                                          756
    433,440   Phoenix Healthcare Group Co. Ltd.                                       853
    141,500   Spire Healthcare Group plc*                                             634
     16,200   Universal Health Services, Inc. "B"                                   1,680
                                                                             ------------
                                                                                   10,158
                                                                             ------------
              HEALTH CARE SERVICES (0.4%)
     67,160   Envision Healthcare Holdings, Inc.*                                   2,347
      3,200   iKang Healthcare Group, Inc. ADR*                                        59
                                                                             ------------
                                                                                    2,406
                                                                             ------------
              HEALTH CARE SUPPLIES (0.2%)
     17,967   DENTSPLY International, Inc.                                            912
     29,910   Endologix, Inc.*                                                        341
                                                                             ------------
                                                                                    1,253
                                                                             ------------
              HEALTH CARE TECHNOLOGY (1.5%)
    119,995   Allscripts Healthcare Solutions, Inc.*                                1,646
     10,300   athenahealth, Inc.*                                                   1,262
     40,600   IMS Health Holdings, Inc.*                                              985
    372,800   M3, Inc.                                                              6,113
                                                                             ------------
                                                                                   10,006
                                                                             ------------
              LIFE SCIENCES TOOLS & SERVICES (0.9%)
     24,520   Agilent Technologies, Inc.                                            1,355
      7,600   Covance, Inc.*                                                          607
      6,176   MorphoSys AG*                                                           586
     29,000   Quintiles Transnational Holdings, Inc.*                               1,698
     15,310   Thermo Fisher Scientific, Inc.                                        1,800
                                                                             ------------
                                                                                    6,046
                                                                             ------------

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                                                   Portfolio of Investments |  2

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
              MANAGED HEALTH CARE (1.6%)
     57,770   Aetna, Inc.                                                    $      4,767
     35,900   Cigna Corp.                                                           3,575
     30,500   Qualicorp S.A.*                                                         310
     19,390   UnitedHealth Group, Inc.                                              1,842
                                                                             ------------
                                                                                   10,494
                                                                             ------------
              PHARMACEUTICALS (7.6%)
     34,590   Actavis plc*                                                          8,396
     72,191   Aerie Pharmaceuticals, Inc.*                                          1,821
     19,086   Almirall, S.A.*                                                         313
     43,100   AstraZeneca plc ADR                                                   3,144
    187,100   Bristol-Myers Squibb Co.                                             10,887
     58,100   Daiichi Sankyo Co. Ltd.                                                 857
      9,900   Dr. Reddy's Laboratories Ltd. ADR                                       518
     25,100   Eisai Co. Ltd.                                                          961
     45,900   Eli Lilly and Co.                                                     3,045
     17,500   Hospira, Inc.*                                                          940
     11,420   Johnson & Johnson                                                     1,231
     48,245   Medicines Co.*                                                        1,222
     43,600   MediWound Ltd.*                                                         257
     51,300   Merck & Co., Inc.                                                     2,972
     25,520   Mylan, Inc.*                                                          1,367
      7,400   Ono Pharmaceutical Co. Ltd.                                             734
      3,400   Salix Pharmaceuticals Ltd.*                                             489
     19,710   Sanofi                                                                1,819
     94,420   Shionogi & Co. Ltd.                                                   2,397
     44,988   Tetraphase Pharmaceuticals, Inc.*                                     1,075
     45,583   Teva Pharmaceutical Industries Ltd. ADR                               2,574
     22,481   UCB S.A.                                                              1,814
     75,245   XenoPort, Inc.*                                                         510
     23,900   Zoetis, Inc.                                                            888
                                                                             ------------
                                                                                   50,231
                                                                             ------------
              Total Health Care                                                   178,852
                                                                             ------------
              INDUSTRIALS (2.8%)
              ------------------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.7%)
     68,200   Nidec Corp.                                                           4,385
                                                                             ------------
              HUMAN RESOURCE & EMPLOYMENT SERVICES (0.4%)
     46,395   WageWorks, Inc.*                                                      2,645
                                                                             ------------
              RESEARCH & CONSULTING SERVICES (1.7%)
     70,065   Equifax, Inc.                                                         5,307
     88,450   Huron Consulting Group, Inc.*                                         6,157
                                                                             ------------
                                                                                   11,464
                                                                             ------------
              Total Industrials                                                    18,494
                                                                             ------------
              INFORMATION TECHNOLOGY (61.7%)
              ------------------------------
              APPLICATION SOFTWARE (2.2%)
     79,820   Cadence Design Systems, Inc.*                                         1,433
     23,350   CDK Global, Inc.*                                                       784
     55,570   Intuit, Inc.                                                          4,891
    120,285   Salesforce.com, Inc.*                                                 7,697
                                                                             ------------
                                                                                   14,805
                                                                             ------------
              COMMUNICATIONS EQUIPMENT (4.5%)
    251,765   Aruba Networks, Inc.*                                                 5,433
    708,360   Cisco Systems, Inc.                                                  17,333
     55,885   F5 Networks, Inc.*                                                    6,873
                                                                             ------------
                                                                                   29,639
                                                                             ------------

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3  | USAA Science & Technology Fund

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
              DATA PROCESSING & OUTSOURCED SERVICES (9.0%)
     25,312   Alliance Data Systems Corp.*                                   $      7,172
     70,051   Automatic Data Processing, Inc.                                       5,729
     74,960   Cardtronics, Inc.*                                                    2,878
      4,930   Euronet Worldwide, Inc.*                                                265
    119,875   EVERTEC, Inc.                                                         2,721
    302,685   Genpact Ltd.*                                                         5,312
    159,034   Heartland Payment Systems, Inc.                                       8,214
     80,310   VeriFone Systems, Inc.*                                               2,992
     77,025   Visa, Inc. "A"                                                       18,596
     50,435   WEX, Inc.*                                                            5,728
                                                                             ------------
                                                                                   59,607
                                                                             ------------
              ELECTRONIC COMPONENTS (3.3%)
    798,500   AAC Technologies Holdings, Inc.                                       4,778
    395,000   Delta Electronics, Inc.                                               2,363
     38,000   Largan Precision Co. Ltd.                                             2,667
     28,400   Murata Manufacturing Co. Ltd.                                         3,086
  3,942,000   Sunny Optical Technology Group Co. Ltd.                               6,384
     46,600   TDK Corp.                                                             2,556
                                                                             ------------
                                                                                   21,834
                                                                             ------------
              HOME ENTERTAINMENT SOFTWARE (0.2%)
     74,290   Activision Blizzard, Inc.                                             1,482
                                                                             ------------
              INTERNET SOFTWARE & SERVICES (7.3%)
    110,755   Akamai Technologies, Inc.*                                            6,679
     50,300   Alibaba Group Holding Ltd. ADR*                                       4,960
     12,504   Baidu, Inc. ADR*                                                      2,986
    170,070   Dropbox, Inc., acquired 5/01/2012; cost $1,539*(a),(b),(c)            2,340
    126,005   eBay, Inc.*                                                           6,615
     36,500   Everyday Health, Inc.*                                                  499
     94,771   Facebook, Inc. "A"*                                                   7,107
     15,500   Google, Inc. "C"*                                                     8,666
     74,600   Marketo, Inc.*                                                        2,407
    261,900   Tencent Holdings Ltd.                                                 4,174
     24,258   Xoom Corp.*                                                             366
     32,324   Yelp, Inc.*                                                           1,939
                                                                             ------------
                                                                                   48,738
                                                                             ------------
              IT CONSULTING & OTHER SERVICES (3.3%)
    117,426   Accenture plc "A"                                                     9,525
    252,564   Cognizant Technology Solutions Corp. "A"*                            12,338
                                                                             ------------
                                                                                   21,863
                                                                             ------------
              SEMICONDUCTOR EQUIPMENT (2.7%)
    266,990   Applied Materials, Inc.                                               5,898
    276,100   ASM Pacific Technology Ltd.                                           3,042
     57,960   ASML Holding N.V.                                                     5,777
     42,000   Hermes Microvision, Inc.                                              1,975
     43,080   MKS Instruments, Inc.                                                 1,568
                                                                             ------------
                                                                                   18,260
                                                                             ------------
              SEMICONDUCTORS (10.5%)
    151,060   ARM Holdings plc                                                      2,115
    284,480   Freescale Semiconductor Ltd.*                                         5,658
    765,498   Intel Corp.                                                          26,035
     31,820   International Rectifier Corp.*                                        1,265
    283,000   MediaTek, Inc.                                                        4,029
    206,265   NXP Semiconductors N.V.*                                             14,162
     51,550   Power Integrations, Inc.                                              2,596
    177,180   SK Hynix, Inc.*                                                       7,867
     48,300   SunEdison Semiconductor Ltd.*                                           938
  1,273,200   Taiwan Semiconductor Manufacturing Co. Ltd.                           5,463
                                                                             ------------
                                                                                   70,128
                                                                             ------------

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                                                   Portfolio of Investments |  4

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
              SYSTEMS SOFTWARE (6.1%)
    145,486   Mavenir Systems, Inc.*                                                   $      1,784
    826,795   Microsoft Corp.                                                                38,818
                                                                                       ------------
                                                                                             40,602
                                                                                       ------------
              TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (12.6%)
    470,865   Apple, Inc.                                                                    50,853
    246,000   Catcher Technology Co. Ltd.                                                     2,071
    238,680   Hewlett-Packard Co.                                                             8,564
  2,889,480   Lenovo Group Ltd.                                                               4,262
    694,000   NEC Corp.                                                                       2,385
    139,530   Nimble Storage, Inc.*                                                           3,818
     42,580   Stratasys Ltd.*                                                                 5,125
     65,245   Western Digital Corp.                                                           6,418
                                                                                       ------------
                                                                                             83,496
                                                                                       ------------
              Total Information Technology                                                  410,454
                                                                                       ------------
              Total Common Stocks (cost: $464,251)                                          638,084
                                                                                       ------------
              PREFERRED STOCKS (1.0%)

              CONSUMER DISCRETIONARY (0.2%)
              -----------------------------
              COMPUTER & ELECTRONICS RETAIL (0.2%)
     94,942   Pure Storage, Inc. "F", acquired 4/16/2014; cost $1,493*(a),(b),(c)             1,493
                                                                                       ------------
              INDUSTRIALS (0.2%)
              ------------------
              INDUSTRIAL MACHINERY (0.2%)
     37,837   Cloudera, Inc. "F", acquired 2/05/2014; cost $551*(a),(b),(c)                     923
                                                                                       ------------
              INFORMATION TECHNOLOGY (0.6%)
              -----------------------------
              INTERNET SOFTWARE & SERVICES (0.3%)
     33,285   Uber Technologies, Inc., acquired 6/05/2014; cost $2,065*(a),(b),(c)            2,065
                                                                                       ------------
              TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (0.3%)
    151,427   Nutanix, Inc., acquired 8/25/2014; cost $2,029*(a),(b),(c)                      2,029
                                                                                       ------------
              Total Information Technology                                                    4,094
                                                                                       ------------
              Total Preferred Stocks (cost: $6,138)                                           6,510
                                                                                       ------------
              Total Equity Securities (cost: $470,389)                                      644,594
                                                                                       ------------
              MONEY MARKET INSTRUMENTS (2.0%)

              MONEY MARKET FUNDS (2.0%)
 13,359,484   State Street Institutional Liquid Reserves Fund
                 Premier Class, 0.08% (d)                                                    13,359
                                                                                       ------------
              Total Money Market Instruments (cost: $13,359)                                 13,359
                                                                                       ------------

              TOTAL INVESTMENTS (COST: $483,748)                                       $    657,953
                                                                                       ============

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5  | USAA Science & Technology Fund

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
-------------------------------------------------------------------------------------------------------------------
                                                                                       CONTRACT         UNREALIZED
NUMBER OF                                 FORWARD CURRENCY            SETTLEMENT         VALUE         DEPRECIATION
CONTRACTS         COUNTERPARTY            CONTRACTS                      DATE            (000)             (000)
-------------------------------------------------------------------------------------------------------------------
                                          CONTRACTS TO SELL (0.4%)

248,423,000   JPMorgan Chase Bank, N.A.   Japanese Yen                 12/17/2014        $2,213            $118
                                                                                       ----------------------------

                                          RECEIVABLE AMOUNT ($2,331)                     $2,213            $118
                                                                                       ============================

($ IN 000s)                                                VALUATION HIERARCHY
                                                           -------------------

                                                (LEVEL 1)         (LEVEL 2)         (LEVEL 3)
                                              QUOTED PRICES         OTHER         SIGNIFICANT
                                               IN ACTIVE         SIGNIFICANT      UNOBSERVABLE
                                                MARKETS          OBSERVABLE          INPUTS
                                              FOR IDENTICAL        INPUTS
ASSETS                                           ASSETS                                                       TOTAL
-------------------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                            $         635,744  $            --   $          2,340  $         638,084
  Preferred Stocks                                        --               --              6,510              6,510
Money Market Instruments:
  Money Market Funds                                  13,359               --                 --             13,359
Forward Currency Contracts to Sell(1)                     --              118                 --                118
-------------------------------------------------------------------------------------------------------------------
Total                                      $         649,103  $           118   $          8,850  $         658,071
-------------------------------------------------------------------------------------------------------------------

(1) Forward currency contracts are valued at the unrealized appreciation/ (depreciation) of the contract.

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                       COMMON STOCKS             PREFERRED STOCKS
-----------------------------------------------------------------------------------------------------------------
Balance as of July 31, 2014                                                   $2,711                       $4,400
Purchases                                                                          -                        2,029
Sales                                                                              -                            -
Transfers into Level 3                                                             -                            -
Transfers out of Level 3                                                           -                            -
Net realized gain (loss) on investments                                            -                            -
Change in net unrealized appreciation/depreciation on investments               (371)                          81
-----------------------------------------------------------------------------------------------------------------
Balance as of October 31, 2014                                                $2,340                       $6,510
-----------------------------------------------------------------------------------------------------------------

For the period of August 1, 2014, through October 31, 2014, common stocks with fair value of $67,387,000 were transferred from Level 2 to Level 1. Due to an assessment of events at the beginning of the reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

October 31, 2014 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this quarterly report pertains only to the USAA Science & Technology Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund consists of two classes of shares: Science & Technology Fund Shares (Fund Shares) and Science & Technology Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

================================================================================

7  | USAA Science & Technology Fund

================================================================================

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager, an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser(s) have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Forward currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service.

6. Repurchase agreements are valued at cost, which approximates market value.

7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser(s), if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may

================================================================================

                                          Notes to Portfolio of Investments |  8

================================================================================

not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include forward currency contracts value based on methods discussed in Note A5.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Board. The valuation of securities falling in the Level 3 category are valued at cost. However, these securities are included in the Level 3 category due to limited market transparency and or a lack of corroboration to support the quoted prices.

The methods used may include valuation models that rely on significant assumptions and or unobservable inputs to determine the fair value measurement for the securities. A market-based approach may be employed using related or comparable securities, recent transactions, market multiples, book values and other relevant information or an income-based approach may be employed whereby estimated future cash flows are discounted to determine the fair value. In some cases discounts may be applied due to market liquidity limitations.

================================================================================

9  | USAA Science & Technology Fund

================================================================================

Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

         QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS

                      FAIR VALUE AT                              SIGNIFICANT
                    OCTOBER 31, 2014          VALUATION         UNOBSERVABLE
ASSETS               ($ IN 000'S)            TECHNIQUE(S)         INPUT(S)                RANGE
EQUITY SECURITIES:

Common Stocks           $2,340                  Market        Revenue Multiple(a)      9.0x - 14.5x
                                             Comparables
                                                              Discount for lack
                                                               of marketability(b)         10%
                                                Market        Revenue Multiple(a)      6.5x - 10.4x
Preferred Stocks         $923                Comparables
                                                              Discount for lack
                                                               of marketability(b)         10%

(a) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the security.
(b) Represents amounts used when the reporting entity has determined that market participants would take into account these discounts when pricing the security.

Increases in the earnings before interest depreciation and amortization (EBITDA), revenue multiples, or earnings per share will increase the value of the security while an increase in the discount for lack of marketability will decrease the value of the security.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, options on futures contracts, and forward currency contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade. The Fund's derivative agreements held at October 31, 2014 did not include master netting provisions.

FORWARD CURRENCY CONTRACTS - The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may enter into transactions to purchase or sell forward currency contracts in order to gain exposure to, or hedge against, changes in foreign exchange rates on its investment in securities traded in foreign countries. Forward currency contracts are agreements to exchange one currency for another at a future date and at a specified

================================================================================

                                         Notes to Portfolio of Investments |  10

================================================================================

price. When the Fund believes that the currency of a specific country may deteriorate relative to the U.S. dollar, it may enter into a forward contract to sell that currency. The Fund bears the market risk that arises from changes in foreign exchange rates and the credit risk that a counterparty may fail to perform under a contract. When the contracts are settled, the Fund records a realized gain or loss equal to the difference in the forward currency exchange rates at the trade dates and at the settlement dates. Certain of the Fund's foreign currency contracts are entered into pursuant to International Swaps and Derivative Association (ISDA) Master Agreements, which may contain netting provisions providing for the net settlement of all transactions and collateral with the Fund through a single payment in the event of default or termination.

D. As of October 31, 2014, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2014, were $178,184,000 and $3,979,000, respectively, resulting in net unrealized appreciation of $174,205,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $664,877,000 at October 31, 2014, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 18.2% of net assets at October 31, 2014.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES

(a) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at October 31, 2014, was $8,850,000, which represented 1.3% of the Fund's net assets.
(b) Security was fair valued at October 31, 2014, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $8,850,000, which represented 1.3% of the Fund's net assets.
(c) Restricted security that is not registered under the Securities Act of 1933.
(d) Rate represents the money market fund annualized seven-day yield at October 31, 2014.
*      Non-income-producing security.

================================================================================
11  | USAA Science & Technology Fund



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended October 31, 2014

By:      /S/ DANIEL J. MAVICO
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     12/16/2014
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     12/17/2014
         ------------------------------


By:      /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     12/16/2014
         ------------------------------